INVENTORY (Tables)	12 Months Ended
Mar. 31, 2025
INVENTORY
Schedule of inventory
	As of March 31,
	2025	2024
	US$’000	US$’000
Raw materials	5,041	7,133
Work-in-progress	1,754	1,369
Finished goods	4,214	4,915
	11,009	13,417